Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash Flows from Operating Activities:
Net income (loss)	$ 27,555,442	$ (82,889,335)	$ (28,427,244)
Less: net income (loss) from discontinued operations	28,488,305	(82,206,040)	(26,227,138)
Net loss from continuing operations	(932,863)	(683,295)	(2,200,106)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Change in fair value of warrants	(1,088,443)	(205,785)	(531,099)
Issuance cost in connection with registered direct offerings	455,531
Share based compensation expenses	123,000	872,000	2,418,688
Depreciation of property and equipment	25,012
Amortization of intangible assets	4,297
Changes in assets and liabilities:
Trade receivables	(129,666)
Inventories	(74,139)
Prepayments	(59,137)
Other current assets	(240,722)
Other noncurrent assets	(13,632)
Trade payable	91,783
Other current liabilities	130,809		(83,000)
Net cash used in operating activities from continuing operations	(1,708,170)	(17,080)	(395,517)
Net cash provided by (used in) operating activities from discontinued operations	651,061	(3,161,220)	343,545
Net cash used in operating activities	(1,057,109)	(3,178,300)	(51,972)
Cash Flows from Investing Activities:
Investment in asset acquisition	(586,313)
Purchases of property and equipment	(959,994)
Purchases of intangible assets	(78,621)
Investment in short-term investments	(4,104,188)
Proceeds from disposal of Elite and its subsidiaries	1,750,000
Cash in connection with discontinued operations	45,122	(13,144)	414,382
Net cash (used in) provided by investing activities from continuing operations	(3,933,994)	(13,144)	414,382
Net cash (used in) provided by investing activities from discontinued operations	(503,850)	(1,121,306)	38,926
Net cash (used in) provided by investing activities	(4,437,844)	(1,134,450)	453,308
Cash Flows from Financing Activities:
Cash raised in private placement of ordinary shares	5,500,000	1,176,307
Cash raised in registered direct offering, net of transaction costs	4,118,233
Net cash provided by financing activities from continuing operations	9,618,233	1,176,307
Net cash used in financing activities from discontinued operations	(124,592)	(689,388)	(388,495)
Net cash provided by (used in) financing activities	9,493,641	486,919	(388,495)
Effect of exchange rate changes on cash and cash equivalents	(291,223)	4,787,111	(12,841)
Increase in cash and cash equivalents	3,707,465	961,280
Cash and cash equivalents at beginning of year	961,280
Cash and cash equivalents at end of year	4,668,745	961,280
Supplemental disclosures of cash flow information:
Interest paid
Tax paid
Major non-cash transactions:
Issuance of ordinary shares for professional services	$ 123,000	$ 872,000	$ 2,418,688